SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 12:-	SUBSEQUENT EVENTS
Following a private placement that BioCancell effected in March 2012, the full-ratchet anti-dilution adjustment provision was triggered, see note 5.